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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended JUNE 30, 2009

Check here if Amendment [ ]; Amendment Number: ________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    KENSICO CAPITAL MANAGEMENT CORP
Address: 55 RAILROAD AVENUE 2ND FLOOR
         GREENWICH, CT 06830

Form 13F File Number: 28-10067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  JOSEPH SIGNORILE
Title: CHIEF OPERATING OFFICER
Phone: (203) 860-5800

Signature, Place, and Date of Signing:


/s/ Joseph Signorile                      GREENWICH, CT             8/14/09
----------------------------------   -----------------------   -----------------
            [Signature]                   [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this manager;
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
--------------------     ----

28- __________________   __________________________________________
[Repeat as necessary.]
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       __________

Form 13F Information Table Entry Total:          41

Form 13F Information Table Value Total:   1,319,990
                                         (thousands)

List of Other Included Managers: NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----

___   28- ________________   ______________________________________
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
          COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4    COLUMN 5    COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------- --------- -------- ------------- ---------- -------- ---------------------
                                                                  SHARES OR                          VOTING AUTHORITY
                                 TITLE OF                VALUE    PRINCIPAL   INVESTMENT  OTHER   ---------------------
       NAME OF ISSUER             CLASS        CUSIP   (X$1000)     AMOUNT    DISCRETION MANAGERS    SOLE   SHARED NONE
---------------------------- --------------- --------- -------- --------- --- ---------- -------- --------- ------ ----
AMBAC FINL GROUP INC         COM             023139108      949 1,031,700 SH  SOLE                1,031,700
AEGEAN MARINE PETROLEUM NETW SHS             Y0017S102    5,552   367,712 SH  SOLE                  367,712
ARBITRON INC                 COM             03875Q108    9,683   609,350 SH  SOLE                  609,350
ATLAS AMER INC               COM             049167109   15,529   868,983 SH  SOLE                  868,983
ALLEGHENY ENERGY INC         COM             017361106   16,673   650,000 SH  SOLE                  650,000
BERKSHIRE HATHAWAY INC DEL   CL B            084670207    3,214     1,110 SH  SOLE                    1,110
CA ORD                       COM             12673P105   11,153   639,900 SH  SOLE                  639,900
SEACOR HOLDINGS INC          COM             811904101  142,508 1,894,040 SH  SOLE                1,894,040
COHERENT INC                 COM             192479103      281    13,600 SH  SOLE                   13,600
CARLISLE COS INC             COM             142339100    9,549   397,200 SH  SOLE                  397,200
CYPRESS SEMICONDUCTOR CORP   COM             232806109   45,934 4,992,800 SH  SOLE                4,992,800
DECKERS OUTDOOR CORP         COM             243537107   15,319   218,000 SH  SOLE                  218,000
DISH NETWORK CORP            CL A            25470M109   56,173 3,465,346 SH  SOLE                3,465,346
ENDOCARE INC                 COM NEW         29264P203      154   116,399 SH  SOLE                  116,399
FBR CAPITAL MARKETS CORP     COM             30247C301    6,540 1,391,490 SH  SOLE                1,391,490
FISERV INC                   COM             337738108  133,262 2,916,007 SH  SOLE                2,916,007
FLOWSERVE CORP               COM             34354P105   55,498   794,980 SH  SOLE                  794,980
FEDERAL NATL MTG ASSN        COM             313586109    1,175 2,025,304 SH  SOLE                2,025,304
FUEL SYS SOLUTIONS INC       COM             35952W103    5,681   281,400 SH  SOLE                  281,400
GILDAN ACTIVEWEAR INC        COM             375916103   25,571 1,727,800 SH  SOLE                1,727,800
GREAT PLAINS ENERGY INC      COM             391164100    8,708   560,000 SH  SOLE                  560,000
GREAT PLAINS ENERGY INC      UNIT 06/15/2042 391164803    1,150    20,000 SH  SOLE                   20,000
HLTH CORPORATION             COM             40422Y101  105,092 8,022,325 SH  SOLE                8,022,325
HOLOGIC INC                  COM             436440101   19,035 1,337,638 SH  SOLE                1,337,638
KRAFT FOODS INC              CL A            50075N104   13,355   527,049 SH  SOLE                  527,049
COCA COLA CO                 COM             191216100   92,458 1,926,600 SH  SOLE                1,926,600
MAIDEN HOLDINGS LTD          SHS             G5753U112   42,028 6,406,676 SH  SOLE                6,406,676
PHI INC                      COM VTG         69336T106    4,966   249,532 SH  SOLE                  249,532
PHILIP MORRIS INTL INC       COM             718172109  110,411 2,531,200 SH  SOLE                2,531,200
RANGE RES CORP               COM             75281A109   20,324   490,800 SH  SOLE                  490,800
SAPIENT CORP                 COM             803062108      164    26,000 SH  SOLE                   26,000
ECHOSTAR CORP                CL A            278768106   27,787 1,743,198 SH  SOLE                1,743,198
SYNCHRONOSS TECHNOLOGIES INC COM             87157B103    2,631   214,418 SH  SOLE                  214,418
STAAR SURGICAL CO            COM PAR $0.01   852312305      269   111,435 SH  SOLE                  111,435
SOUTHERN UN CO NEW           COM             844030106  109,380 5,947,800 SH  SOLE                5,947,800
TEKELEC ORD                  COM             879101103  104,706 6,221,380 SH  SOLE                6,221,380
TEXAS INSTRS INC             COM             882508104    6,117   287,200 SH  SOLE                  287,200
UNION PAC CORP               COM             907818108   49,457   950,000 SH  SOLE                  950,000
WALTER INVT MGMT CORP        COM             93317W102   10,110   761,300 SH  SOLE                  761,300
WELLS FARGO  & CO NEW        COM             949746101    1,473    60,700 SH  SOLE                   60,700
WILLIAMS COS INC DEL         COM             969457100   29,971 1,920,000 SH  SOLE                1,920,000